WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 79.1% (a)
Communication Services - 5.0%
Activision Blizzard, Inc.	4,611	$369,387
Alphabet, Inc. - Class A (b)	1,020	2,836,977
Alphabet, Inc. - Class C (b)	244	681,490
AT&T, Inc.	20,996	496,135
Comcast Corp. - Class A	21,888	1,024,796
Discovery, Inc. - Class C (b)	35,804	894,026
Electronic Arts, Inc.	2,407	304,510
Fox Corp. - Class A	1,970	77,716
News Corp. - Class A	36,907	817,490
News Corp. - Class B	11,560	260,331
Nexstar Media Group, Inc. - Class A	1,700	320,416
Omnicom Group, Inc.	3,457	293,430
Paramount Global - Class B	9,200	347,852
Take-Two Interactive Software, Inc. (b)	1,226	188,485
Verizon Communications, Inc.	16,753	853,398
Vodafone Group PLC - ADR	38,085	632,973
		10,399,412
Consumer Discretionary - 4.4%
Adient PLC (b)	4,665	190,192
Advance Auto Parts, Inc.	290	60,018
Amazon.com, Inc. (b)	230	749,788
Aptiv PLC (b)	2,200	263,362
AutoNation, Inc. (b)	3,640	362,471
AutoZone, Inc. (b)	121	247,394
Booking Holdings, Inc. (b)	186	436,812
Capri Holdings Ltd. (b)	1,150	59,099
Carter's, Inc.	2,980	274,130
Columbia Sportswear Co.	560	50,697
Dollar General Corp.	306	68,125
DR Horton, Inc.	1,420	105,804
General Motors Co. (b)	30,184	1,320,248
Harley-Davidson, Inc.	13,573	534,776
Lennar Corp. - Class A	1,110	90,099
Lennar Corp. - Class B	2,230	152,420
LKQ Corp.	710	32,241
LVMH Moet Hennessy Louis Vuitton SE	602	432,478
Magna International, Inc.	14,492	931,981
Mattel, Inc. (b)	4,170	92,616
McDonald's Corp.	2,199	543,769
NIKE, Inc. - Class B	5,764	775,604
Penske Automotive Group, Inc.	540	50,609
PVH Corp.	1,110	85,037
Tapestry, Inc.	2,709	100,639
Target Corp.	2,655	563,444
The Goodyear Tire & Rubber Co. (b)	10,339	147,744
Toll Brothers, Inc.	8,235	387,210
Yum! Brands, Inc.	903	107,033
		9,215,840
Consumer Staples - 5.0%
Colgate-Palmolive Co.	24,732	1,875,427
Constellation Brands, Inc. - Class A	1,574	362,524
Costco Wholesale Corp.	2,276	1,310,635
Coty, Inc. - Class A (b)	9,750	87,652
Diageo PLC	12,622	640,601
General Mills, Inc.	530	35,892
Kellogg Co.	1,720	110,923
Mondelez International, Inc. - Class A	11,455	719,145
PepsiCo, Inc.	365	61,094
Pernod Ricard SA	2,693	593,744
Philip Morris International, Inc.	5,070	476,276
The Coca-Cola Co.	6,763	419,306
The Estee Lauder Cos., Inc. - Class A	2,399	653,296
The Kraft Heinz Co.	4,960	195,374
The Procter & Gamble Co.	7,159	1,093,895
Tyson Foods, Inc. - Class A	2,700	242,001
Unilever PLC - ADR	13,915	634,106
Walmart, Inc.	6,735	1,002,976
		10,514,867
Energy - 6.6%
Antero Midstream Corp.	14,560	158,267
APA Corp.	30,764	1,271,476
Baker Hughes Co.	10,115	368,287
Cenovus Energy, Inc.	21,605	360,371
Chevron Corp.	9,652	1,571,635
ConocoPhillips	5,710	571,000
Diamondback Energy, Inc.	490	67,169
DT Midstream, Inc.	6,450	349,977
Equitrans Midstream Corp.	7,020	59,249
Exxon Mobil Corp.	16,077	1,327,799
Halliburton Co.	18,540	702,110
Hess Corp.	7,865	841,870
HF Sinclair Corp.	13,480	537,178
Kinder Morgan, Inc.	17,500	330,925
Marathon Oil Corp.	73,102	1,835,591
Marathon Petroleum Corp.	3,400	290,700
Murphy Oil Corp.	11,330	457,619
NOV, Inc.	38,595	756,848
Phillips 66	3,400	293,726
Schlumberger NV	6,950	287,105
Shell PLC - ADR	16,712	917,990
Targa Resources Corp.	5,468	412,670
Valero Energy Corp.	790	80,217
		13,849,779
Financials - 16.0%
Affiliated Managers Group, Inc.	1,320	186,054
Ally Financial, Inc.	4,940	214,791
American Express Co.	990	185,130
American International Group, Inc.	31,889	2,001,673
Aon PLC - Class A	3,563	1,160,220
Arch Capital Group Ltd. (b)	10,422	504,633
Arthur J Gallagher & Co.	4,260	743,796
Assurant, Inc.	800	145,464
Axis Capital Holdings Ltd.	720	43,538
Bank of America Corp.	16,054	661,746
Berkshire Hathaway, Inc. - Class B (b)	7,633	2,693,762
BlackRock, Inc.	297	226,958
Cboe Global Markets, Inc.	3,465	396,465
Chubb Ltd.	582	124,490
Citigroup, Inc.	43,617	2,329,148
Citizens Financial Group, Inc.	9,715	440,381
CME Group, Inc.	2,594	617,009
Credit Suisse Group AG - ADR	53,457	419,637
Discover Financial Services	1,995	219,829
Equitable Holdings, Inc.	7,911	244,529
Everest Re Group Ltd.	1,782	537,059
Fidelity National Financial, Inc.	6,510	317,948
First Citizens BancShares, Inc. - Class A	694	461,926
First Republic Bank	250	40,525
Franklin Resources, Inc.	5,680	158,586
Interactive Brokers Group, Inc. - Class A	4,386	289,081
Janus Henderson Group PLC	2,930	102,609
JPMorgan Chase & Co.	9,576	1,305,400
Lazard Ltd. - Class A	5,260	181,470
Loews Corp.	1,940	125,751
Markel Corp. (b)	271	399,790
Marsh & Mclennan Cos., Inc.	5,245	893,853
Moody's Corp.	3,765	1,270,349
Nasdaq, Inc.	1,787	318,443
New York Community Bancorp, Inc.	2,690	28,837
Old Republic International Corp.	1,410	36,477
OneMain Holdings, Inc.	9,820	465,566
PacWest Bancorp	620	26,741
Pinnacle Financial Partners, Inc.	310	28,545
Popular, Inc.	1,955	159,802
Prosperity Bancshares, Inc.	2,120	147,086
Raymond James Financial, Inc.	1,635	179,703
Regions Financial Corp.	6,054	134,762
Reinsurance Group of America, Inc.	540	59,108
S&P Global, Inc.	2,388	979,510
SLM Corp.	24,008	440,787
State Street Corp.	6,546	570,288
Stifel Financial Corp.	3,750	254,625
Synchrony Financial	8,029	279,489
T Rowe Price Group, Inc.	160	24,190
The Allstate Corp.	760	105,268
The Bank of New York Mellon Corp.	18,797	932,895
The Charles Schwab Corp.	19,338	1,630,387
The Goldman Sachs Group, Inc.	3,055	1,008,456
The Hartford Financial Services Group, Inc.	11,247	807,647
The Travelers Cos., Inc.	4,869	889,712
Truist Financial Corp.	9,140	518,238
Umpqua Holdings Corp.	3,380	63,747
US Bancorp	4,493	238,803
Virtu Financial, Inc. - Class A	7,890	293,666
Voya Financial, Inc.	1,020	67,677
W.R. Berkley Corp.	8,213	546,870
Wells Fargo & Co.	51,551	2,498,161
		33,379,086
Health Care - 10.3%
Abbott Laboratories	1,440	170,438
AbbVie, Inc.	980	158,868
Agilent Technologies, Inc.	9,047	1,197,189
agilon health, Inc. (b)	998	25,299
AmerisourceBergen Corp.	2,340	362,021
Amgen, Inc.	140	33,855
Anthem, Inc.	4,482	2,201,648
Baxter International, Inc.	200	15,508
Becton Dickinson and Co.	360	95,760
Biogen, Inc. (b)	180	37,908
Bio-Techne Corp.	538	232,976
Boston Scientific Corp. (b)	6,300	279,027
Bristol-Myers Squibb Co.	10,708	782,005
Bruker Corp.	13,685	879,945
Centene Corp. (b)	7,672	645,906
Chemed Corp.	300	151,965
Cigna Corp.	480	115,013
CVS Health Corp.	14,239	1,441,129
Danaher Corp.	3,726	1,092,948
Encompass Health Corp.	2,200	156,442
Gilead Sciences, Inc.	3,740	222,343
GlaxoSmithKline PLC - ADR	15,114	658,366
HCA Healthcare, Inc.	2,445	612,766
Hologic, Inc. (b)	2,330	178,991
Humana, Inc.	935	406,884
ICON PLC (b)	1,695	412,258
IQVIA Holdings, Inc. (b)	623	144,044
Johnson & Johnson	8,744	1,549,699
Laboratory Corp. of America Holdings (b)	759	200,118
Maravai LifeSciences Holdings, Inc. - Class A (b)	8,876	313,057
McKesson Corp.	1,425	436,235
Medtronic PLC	6,716	745,140
Merck & Co., Inc.	4,664	382,681
Organon & Co.	4,325	151,072
Pfizer, Inc.	27,523	1,424,866
Quest Diagnostics, Inc.	525	71,851
Quidel Corp. (b)	460	51,732
Royalty Pharma PLC - Class A	4,045	157,593
Sanofi - ADR	8,385	430,486
Teladoc Health, Inc. (b)(c)	450	32,458
Thermo Fisher Scientific, Inc.	1,024	604,826
UnitedHealth Group, Inc.	3,405	1,736,448
Vertex Pharmaceuticals, Inc. (b)	210	54,804
Waters Corp. (b)	400	124,156
Zimmer Biomet Holdings, Inc.	2,749	351,597
		21,530,321
Industrials - 11.1%
3M Co.	1,052	156,622
A.O. Smith Corp.	1,550	99,030
Air Lease Corp.	1,070	47,775
Allegion PLC	770	84,531
Allison Transmission Holdings, Inc.	2,850	111,891
AMETEK, Inc.	1,245	165,809
Carlisle Cos., Inc.	710	174,603
CNH Industrial NV	43,930	696,730
Core & Main, Inc. - Class A (b)	2,180	52,734
Crane Co.	400	43,312
Cummins, Inc.	2,901	595,024
Deere & Co.	280	116,329
Emerson Electric Co.	3,420	335,331
Equifax, Inc.	3,357	795,945
Expeditors International of Washington, Inc.	450	46,422
Fastenal Co.	7,888	468,547
FedEx Corp.	5,563	1,287,223
Ferguson PLC	2,467	336,391
Ferguson PLC	765	102,602
Fluor Corp. (b)	6,416	184,075
Fortive Corp.	1,555	94,746
FTI Consulting, Inc. (b)	123	19,338
General Dynamics Corp.	140	33,765
General Electric Co.	25,076	2,294,454
Graco, Inc.	8,273	576,794
Honeywell International, Inc.	4,961	965,311
IDEX Corp.	3,831	734,518
Illinois Tool Works, Inc.	1,070	224,058
Ingersoll Rand, Inc.	8,446	425,256
Iveco Group NV (b)	10,246	66,599
Johnson Controls International PLC	10,456	685,600
Knight-Swift Transportation Holdings, Inc.	770	38,854
ManpowerGroup, Inc.	2,230	209,442
Masco Corp.	730	37,230
MSA Safety, Inc.	2,309	306,404
Nordson Corp.	3,267	741,870
Norfolk Southern Corp.	1,259	359,092
Northrop Grumman Corp.	280	125,222
Old Dominion Freight Line, Inc.	583	174,130
Otis Worldwide Corp.	22,922	1,763,848
Owens Corning	840	76,860
PACCAR, Inc.	5,634	496,186
Parker-Hannifin Corp.	569	161,459
Pentair PLC	4,327	234,567
Raytheon Technologies Corp.	5,060	501,294
RBC Bearings, Inc. (b)	1,445	280,157
Republic Services, Inc.	135	17,888
Rockwell Automation, Inc.	4,246	1,189,007
Ryder System, Inc.	2,690	213,398
Schneider National, Inc. - Class B	10,290	262,395
Simpson Manufacturing Co., Inc.	2,436	265,621
Snap-on, Inc.	130	26,712
Trane Technologies PLC	3,288	502,078
TransUnion	5,205	537,885
Union Pacific Corp.	930	254,085
United Parcel Service, Inc. - Class B	710	152,267
Verisk Analytics, Inc.	2,897	621,783
Watsco, Inc.	2,209	672,950
Watts Water Technologies, Inc. - Class A	6,799	949,072
		23,193,121
Information Technology - 14.6%
Accenture PLC - Class A	4,144	1,397,481
Adobe, Inc. (b)	2,318	1,056,127
Altair Engineering, Inc. - Class A (b)	7,222	465,097
Amdocs Ltd.	1,300	106,873
Analog Devices, Inc.	7,179	1,185,827
ANSYS, Inc. (b)	2,674	849,396
Apple, Inc.	453	79,098
Applied Materials, Inc.	4,073	536,821
Arrow Electronics, Inc. (b)	1,383	164,065
Autodesk, Inc. (b)	2,517	539,519
Avnet, Inc.	7,140	289,813
Cadence Design Systems, Inc. (b)	8,759	1,440,505
Cisco Systems, Inc.	18,530	1,033,233
Cognizant Technology Solutions Corp. - Class A	11,326	1,015,602
Concentrix Corp.	1,685	280,654
Corning, Inc.	17,851	658,880
F5, Inc. (b)	6,118	1,278,356
FleetCor Technologies, Inc. (b)	176	43,835
Genpact Ltd.	1,620	70,486
HP, Inc.	11,400	413,820
Intel Corp.	11,977	593,580
Jabil, Inc.	10,550	651,251
KLA Corp.	1,132	414,380
Lam Research Corp.	1,156	621,477
LiveRamp Holdings, Inc. (b)	2,822	105,515
Manhattan Associates, Inc. (b)	167	23,165
Mastercard, Inc. - Class A	3,051	1,090,366
Micron Technology, Inc.	13,400	1,043,726
Microsoft Corp.	10,950	3,375,995
Motorola Solutions, Inc.	1,014	245,591
Novanta, Inc. (b)	1,742	247,869
NXP Semiconductors NV	900	166,572
Oracle Corp.	16,737	1,384,652
Power Integrations, Inc.	1,457	135,035
PTC, Inc. (b)	1,882	202,729
Qorvo, Inc. (b)	700	86,870
QUALCOMM, Inc.	440	67,241
salesforce.com, Inc. (b)	5,723	1,215,107
Semtech Corp. (b)	1,514	104,981
Silicon Laboratories, Inc. (b)	2,642	396,828
Skyworks Solutions, Inc.	970	129,282
Snowflake, Inc. - Class A (b)	510	116,856
SS&C Technologies Holdings, Inc.	1,170	87,773
StoneCo Ltd. - Class A (b)	4,710	55,107
Synopsys, Inc. (b)	3,525	1,174,777
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,064	527,973
TD SYNNEX Corp.	680	70,183
TE Connectivity Ltd.	5,573	729,952
Telefonaktiebolaget LM Ericsson - ADR	62,152	568,069
Texas Instruments, Inc.	5,355	982,535
The Western Union Co.	1,720	32,233
Vmware, Inc. - Class A	1,180	134,367
Vontier Corp.	6,610	167,828
Workday, Inc. - Class A (b)	2,132	510,529
Zendesk, Inc. (b)	1,997	240,219
		30,606,101
Materials - 3.1%
Agnico Eagle Mines Ltd.	1,360	83,222
Amcor PLC	7,960	90,187
Franco-Nevada Corp.	5,079	808,236
Givaudan SA	66	273,342
International Paper Co.	4,335	200,060
Linde PLC	28	8,944
LyondellBasell Industries NV - Class A	381	39,174
Martin Marietta Materials, Inc.	2,026	779,787
NewMarket Corp.	704	228,364
Olin Corp.	1,200	62,736
Reliance Steel & Aluminum Co.	994	182,250
Royal Gold, Inc.	4,784	675,884
RPM International, Inc.	2,885	234,954
Sealed Air Corp.	3,946	264,224
Silgan Holdings, Inc.	3,660	169,202
The Chemours Co.	3,200	100,736
The Sherwin-Williams Co.	2,055	512,969
Valvoline, Inc.	910	28,720
Vulcan Materials Co.	6,340	1,164,658
Westlake Corp.	810	99,954
Wheaton Precious Metals Corp.	9,302	442,350
		6,449,953
Real Estate - 1.3%
American Campus Communities, Inc.	2,750	153,918
Apartment Income REIT Corp.	5,050	269,973
AvalonBay Communities, Inc.	234	58,119
CBRE Group, Inc. - Class A (b)	2,310	211,411
Cousins Properties, Inc.	7,200	290,088
Douglas Emmett, Inc.	1,990	66,506
EPR Properties	2,860	156,471
Equity Residential	1,140	102,509
Extra Space Storage, Inc.	470	96,632
Highwoods Properties, Inc.	1,960	89,651
Jones Lang LaSalle, Inc. (b)	540	129,308
Lamar Advertising Co. - Class A	180	20,912
National Retail Properties, Inc.	1,660	74,600
Public Storage	679	265,000
Realty Income Corp.	3,214	222,730
SL Green Realty Corp. (c)	500	40,590
STORE Capital Corp.	6,510	190,287
Ventas, Inc.	5,180	319,917
WP Carey, Inc.	430	34,761
		2,793,383
Utilities - 1.7%
American Electric Power Co., Inc.	680	67,844
Brookfield Renewable Corp. - Class A	2,370	103,806
Dominion Energy, Inc.	1,720	146,149
Duke Energy Corp.	1,220	136,225
Evergy, Inc.	2,670	182,468
Exelon Corp.	1,156	55,060
FirstEnergy Corp.	2,230	102,268
Hawaiian Electric Industries, Inc.	740	31,310
National Fuel Gas Co.	2,620	179,994
NRG Energy, Inc.	5,350	205,226
PPL Corp.	45,913	1,311,275
Sempra Energy	270	45,392
The Southern Co.	6,982	506,265
UGI Corp.	9,920	359,302
Xcel Energy, Inc.	490	35,363
		3,467,947
Total Common Stocks (Cost $140,356,512)		165,399,810

U.S. TREASURY OBLIGATIONS - 0.4%	Par Value
U.S. Treasury Notes - 0.4%
United States Treasury Notes
0.125%, due 05/31/23	82,000	80,309
0.250%, due 09/30/23	16,000	15,557
0.250%, due 06/15/24	147,000	140,201
0.750%, due 11/15/24	29,000	27,718
0.875%, due 09/30/26	177,000	164,776
1.250%, due 11/30/26	265,000	250,673
1.500%, due 01/31/27	29,100	27,809
1.875%, due 02/28/27 (c)	68,000	66,183
1.250%, due 09/30/28	2,000	1,856
1.125%, due 02/15/31	8,000	7,225
1.875%, due 02/15/32	50,000	48,008
Total U.S. Treasury Obligations (Cost $868,356)		830,315

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30 (d)	289,893	32,659
Series K-1501, 0.391%, due 04/25/30 (d)	1,642,336	39,344
Series K-110, 1.697%, due 04/25/30 (d)	299,231	32,924
Series K-118, 0.960%, due 09/25/30 (d)	598,310	39,906
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $126,022)		144,833

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 1.119%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (e)(f)	120,000	116,788
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 2.537%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (e)(f)	110,000	109,924
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 1.647%, due 06/16/36 (1 Month U.S. LIBOR + 1.250%) (e)(f)	200,000	196,216
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.954%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (e)(f)	82,243	80,603
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(e)	280,829	256,092
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.099%, due 07/12/49 (d)	108,000	103,181
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (d)(e)	400,000	399,490
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.650%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (e)(f)	110,000	108,351
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (e)	120,000	117,167
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (e)	90,000	89,706
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(e)	39,012	38,569
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(e)	71,374	71,291
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(e)	15,416	15,437
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (d)(e)	2,122	2,123
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(e)	74,635	74,508
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(e)	53,788	53,700
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(e)	180,730	164,980
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(e)	44,537	44,471
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.095%, due 07/17/45 (d)	105,000	105,024
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/05/44 (d)(e)	225,000	197,761
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.892%, due 11/18/49 (d)	100,000	93,917
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51 (d)(e)	400,000	336,598
Provident Funding Mortgage Trust 2021-J1
Series 2.00000, 2.000%, due 10/25/51 (d)(e)	100,000	82,838
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (d)(e)	39,841	39,184
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 2.207%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (e)(f)	250,000	247,268
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (d)	52,320	50,432
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(e)	5,773	5,801
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(e)	100,000	93,309
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(e)	250,000	210,267
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (e)	140,000	129,125
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 1.597%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (e)(f)	100,000	98,001
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(e)	77,763	76,485
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (d)	120,000	117,387
Total Non-Agency Mortgage-Backed Obligations (Cost $3,805,390)		3,925,994

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.0% (g)
BBCMS Trust 2021-C10
Series 2021-C10, 1.305%, due 07/17/54 (d)	996,262	88,679
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.829%, due 08/15/53 (d)	458,872	39,905
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $142,127)		128,584

ASSET-BACKED SECURITIES - 1.6%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	53,684	51,752
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	23,700	22,600
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27	100,000	94,006
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46 (e)	95,858	91,314
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47 (e)	98,013	92,413
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (e)	74,802	74,684
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25	150,000	148,719
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	128,771	117,367
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (e)	120,317	108,872
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (e)	138,323	135,195
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (e)	111,683	105,891
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (e)	100,000	96,891
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (e)	66,810	60,824
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (e)	80,359	77,641
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (e)	56,151	53,670
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (e)	100,000	95,400
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (e)	100,000	94,753
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (e)	100,000	94,501
Santander Drive Auto Receivables Trust 2019-3
Series D, 2.680%, due 10/15/25	125,000	125,186
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25	73,899	73,778
Series C, 1.120%, due 01/15/26	150,000	148,804
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26	100,000	97,304
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (e)	159,288	152,863
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (e)	250,000	249,860
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30 (e)	250,000	239,592
Sofi Professional Loan Program 2017-C LLC
Series A-1, 1.057%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (e)(f)	54,086	53,973
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (e)	56,140	56,238
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (e)	125,000	125,275
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	19,696	19,364
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)	140,522	127,258
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (e)	100,000	95,004
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (e)	150,000	148,642
Total Asset-Backed Securities (Cost $3,843,363)		3,329,634

COLLATERALIZED LOAN OBLIGATIONS - 2.1%
Aimco CLO 11 Ltd.
Series 2020-11R, 2.174%, due 10/17/34 (3 Month U.S. LIBOR + 1.130%) (e)(f)	500,000	494,599
Apidos CLO XXIII
Series XXIII, 1.461%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (e)(f)	250,000	247,881
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 2.154%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (e)(f)(h)	250,000	241,038
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 3.604%, due 10/17/36 (1 Month U.S. LIBOR + 1.850%) (e)(f)(h)	225,000	223,053
Benefit Street Partners CLO XIX Ltd.
Series A, 2.394%, due 01/15/33 (3 Month U.S. LIBOR + 1.350%) (e)(f)	250,000	248,518
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 2.184%, due 04/15/34 (3 Month U.S. LIBOR + 1.140%) (e)(f)	250,000	247,278
Dryden 78 CLO Ltd.
Series LTD, 2.224%, due 04/18/33 (3 Month U.S. LIBOR + 1.180%) (e)(f)	250,000	247,671
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 2.554%, due 07/15/39 (1 Month U.S. LIBOR + 2.000%) (e)(f)(h)	225,000	218,228
Madison Park Funding XXI Ltd.
Series FLT, 2.444%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (e)(f)	250,000	248,139
Marble Point CLO XIV Ltd.
Series FLT, 1.534%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (e)(f)	280,000	277,780
MF1 2021-FL6 Ltd.
Series 2021-FL6, 2.404%, due 07/18/36 (1 Month U.S. LIBOR + 1.850%) (e)(f)(h)	225,000	221,638
MF1 2021-FL7 Ltd.
Series 2021-FL7, 2.604%, due 10/16/36 (1 Month U.S. LIBOR + 2.050%) (e)(f)(h)	200,000	195,530
Octagon Investment Partners 48 Ltd.
Series A-R, 1.404%, due 10/20/34 (3 Month U.S. LIBOR + 1.150%) (e)(f)	250,000	247,560
OHA Credit Funding 3 Ltd.
Series A-R, 1.394%, due 07/02/35 (3 Month U.S. LIBOR + 1.140%) (e)(f)	250,000	247,750
OHA Credit Funding 4 Ltd.
Series A-R, 1.409%, due 10/22/36 (3 Month U.S. LIBOR + 1.150%) (e)(f)	350,000	347,543
OHA Loan Funding 2015-1 Ltd.
Series LTD, 1.360%, due 01/19/37 (3 Month U.S. LIBOR + 1.150%) (e)(f)	270,000	268,188
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 1.545%, due 11/14/34 (3 Month U.S. LIBOR + 1.150%) (e)(f)	250,000	248,364
Total Collateralized Loan Obligations (Cost $4,521,028)		4,470,758

CORPORATE BONDS - 3.2%
Basic Materials - 0.0% (g)
Ecolab, Inc.
4.800%, due 03/24/30	33,000	36,496
Steel Dynamics, Inc.
1.650%, due 10/15/27	46,000	41,553
		78,049
Communications - 0.2%
Amazon.com, Inc.
1.500%, due 06/03/30	70,000	62,621
AT&T, Inc.
2.250%, due 02/01/32	92,000	81,580
Fox Corp.
3.050%, due 04/07/25	98,000	97,831
The Walt Disney Co.
2.200%, due 01/13/28	38,000	36,105
T-Mobile USA, Inc.
3.750%, due 04/15/27	46,000	46,354
Verizon Communications, Inc.
4.329%, due 09/21/28	46,000	48,406
2.355%, due 03/15/32 (e)	83,000	74,809
		447,706
Consumer, Cyclical - 0.1%
American Honda Finance Corp.
1.200%, due 07/08/25	38,000	35,766
O'Reilly Automotive, Inc.
3.600%, due 09/01/27	87,000	88,046
Ross Stores, Inc.
4.600%, due 04/15/25	62,000	64,157
		187,969
Consumer, Non-cyclical - 0.5%
AbbVie, Inc.
3.800%, due 03/15/25	67,000	68,304
Altria Group, Inc.
3.400%, due 05/06/30	48,000	45,992
Amgen, Inc.
3.200%, due 11/02/27	63,000	63,172
BAT International Finance PLC
1.668%, due 03/25/26	78,000	71,735
Constellation Brands, Inc.
3.700%, due 12/06/26	48,000	48,525
CVS Health Corp.
3.875%, due 07/20/25	128,000	130,557
1.750%, due 08/21/30	92,000	80,564
Global Payments, Inc.
2.650%, due 02/15/25	43,000	42,146
HCA, Inc.
4.125%, due 06/15/29	54,000	55,012
Johnson & Johnson
0.950%, due 09/01/27	100,000	91,445
1.300%, due 09/01/30	100,000	89,005
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25	37,000	38,214
PepsiCo, Inc.
2.625%, due 07/29/29	44,000	42,984
Royalty Pharma PLC
1.200%, due 09/02/25	39,000	36,032
1.750%, due 09/02/27	39,000	35,365
2.200%, due 09/02/30	61,000	53,398
Triton Container International Ltd.
2.050%, due 04/15/26 (e)	86,000	80,199
		1,072,649
Energy - 0.2%
BP Capital Markets PLC
3.535%, due 11/04/24	58,000	58,875
Enterprise Products Operating LLC
2.800%, due 01/31/30	46,000	44,094
Exxon Mobil Corp.
2.275%, due 08/16/26	52,000	50,870
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	37,000	37,247
MPLX LP
4.875%, due 12/01/24	38,000	39,330
2.650%, due 08/15/30	35,000	32,025
Phillips 66
0.900%, due 02/15/24	47,000	45,495
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25	36,000	38,070
		346,006
Financial - 1.6%
Aflac, Inc.
3.250%, due 03/17/25	60,000	60,541
American Express Co.
2.250%, due 03/04/25	56,000	54,972
American International Group, Inc.
3.900%, due 04/01/26	77,000	78,916
Assurant, Inc.
4.200%, due 09/27/23	37,000	37,620
Aviation Capital Group LLC
1.950%, due 09/20/26 (e)	73,000	66,430
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25 (e)	56,000	53,550
2.125%, due 02/21/26 (e)	102,000	93,202
Bank of America Corp.
4.125%, due 01/22/24	102,000	104,658
4.000%, due 01/22/25	39,000	39,717
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (f)	230,000	213,213
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (f)	92,000	84,825
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28 (e)	104,000	92,203
BNP Paribas SA
2.819%, due 11/19/25 (3 Month U.S. LIBOR + 1.111%)(e)(f)	200,000	195,112
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (f)	90,000	85,741
4.450%, due 09/29/27	42,000	43,220
Equinix, Inc.
1.250%, due 07/15/25	69,000	64,304
2.900%, due 11/18/26	54,000	52,465
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	65,000	66,804
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (f)	88,000	88,012
3.875%, due 09/10/24	100,000	102,203
1.578%, due 04/22/27 (SOFR Rate + 0.885%) (f)	90,000	83,779
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (f)	117,000	108,079
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (f)	38,000	33,075
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (f)	99,000	90,665
Kite Realty Group LP
4.000%, due 10/01/26	52,000	52,057
Main Star Capital Corp.
3.000%, due 07/14/26	99,000	92,134
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	37,000	37,546
Morgan Stanley
0.560%, due 11/10/23 (SOFR Rate + 0.466%) (f)	92,000	90,955
1.164%, due 10/21/25 (SOFR Rate + 0.560%) (f)	82,000	77,880
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (f)	122,000	117,724
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (f)	120,000	111,463
1.512%, due 07/20/27 (SOFR Rate + 0.858%) (f)	87,000	80,143
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (f)	48,000	42,522
Realty Income Corp.
3.250%, due 01/15/31	92,000	90,045
Royal Bank of Canada
1.200%, due 04/27/26	60,000	55,519
Scentre Group Trust 1
3.625%, due 01/28/26 (e)	47,000	47,168
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (e)	52,000	50,333
The Bank of Nova Scotia
2.700%, due 08/03/26	87,000	85,239
The Charles Schwab Corp.
3.300%, due 04/01/27	34,000	34,194
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (f)	75,000	75,052
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (f)	60,000	55,883
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (f)	118,000	115,489
XLIT Ltd.
4.450%, due 03/31/25	46,000	47,308
		3,351,960
Industrial - 0.2%
3M Co.
2.000%, due 02/14/25	48,000	46,946
Amphenol Corp.
2.800%, due 02/15/30	51,000	48,274
Carrier Global Corp.
2.722%, due 02/15/30	103,000	96,624
Caterpillar Financial Services Corp.
2.850%, due 05/17/24	50,000	50,269
Raytheon Technologies Corp.
3.200%, due 03/15/24	48,000	48,534
The Boeing Co.
4.875%, due 05/01/25	47,000	48,510
		339,157
Technology - 0.2%
Apple, Inc.
1.200%, due 02/08/28	60,000	54,456
Broadcom, Inc.
4.150%, due 11/15/30	30,000	30,325
DXC Technology Co.
1.800%, due 09/15/26	58,000	53,095
Fiserv, Inc.
3.850%, due 06/01/25	52,000	52,814
Intel Corp.
3.700%, due 07/29/25	32,000	32,760
Microsoft Corp.
2.400%, due 08/08/26	101,000	99,996
Oracle Corp.
2.950%, due 04/01/30	109,000	100,646
Vmware, Inc.
1.000%, due 08/15/24	61,000	58,125
		482,217
Utilities - 0.2%
Ameren Illinois Co.
3.800%, due 05/15/28	50,000	51,154
Duke Energy Corp.
3.150%, due 08/15/27	94,000	92,653
Entergy Corp.
0.900%, due 09/15/25	20,000	18,325
Sierra Pacific Power Co.
2.600%, due 05/01/26	67,000	65,642
Southwestern Electric Power Co.
1.650%, due 03/15/26	60,000	56,399
The AES Corp.
1.375%, due 01/15/26	47,000	43,266
		327,439
Total Corporate Bonds (Cost $7,177,185)		6,633,152

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.6%
Voya Emerging Markets Hard Currency Debt Fund - Class P	185,961	1,560,215
Voya High Yield Bond Fund - Class P	203,223	1,540,434
Voya Investment Grade Credit Fund - Class P	256,421	2,610,369
Voya Securitized Credit Fund - Class P	625,628	5,987,264
Total Affiliated Registered Investment Companies (Cost $12,243,623)		11,698,282

Total Investments at Value - 94.0% (Cost $173,083,606)		196,561,362
Other Assets in Excess of Liabilities - 6.0%		12,451,362
Net Assets - 100.0%		$209,012,724

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2022. The total fair value of securities on loan at March 31, 2022 was $56,987.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2022.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2022, the value of these investments was $11,110,572 or 5.3% of total net assets.

(f)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2022.
(g)	Represents less than 0.1%.
(h)	Illiquid security. The total value of such securities is $1,099,488 as of March 31, 2022, representing 0.5% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
March 31, 2022 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	1	06/30/2022	$198,463	$2,576
5-Year U.S. Treasury Note Future	19	06/30/2022	1,762,642	52,071
10-Year U.S. Treasury Note Future	10	06/21/2022	1,008,189	33,530
U.S. Treasury Long Bond Future	6	06/21/2022	754,068	25,293
Ultra 10-Year U.S. Treasury Bond Future	15	06/21/2022	1,372,230	60,888
Ultra Long-Term U.S. Treasury Bond Future	6	06/21/2022	618,414	30,781
Total Futures Contracts Sold Short			$5,714,006	$205,139

The average monthly notional amount of futures contracts sold short for Large Company Value Portfolio during the three months ended March 31, 2022 was $6,006,918.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2022 (Unaudited)
		Pay/Receive
		Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional	Value / Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Apreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(U.S. Federal Funds Rate + 0.490%)	11/02/2022	At Maturity	18,533	$42,619,228	$2,663,029
Total Return Swaps								$2,663,029

The average monthly notional amount of total return swaps during the three months ended March 31, 2022 was $43,508,655.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolio discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2022:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$165,399,810	$-	$-	$165,399,810
U.S. Treasury Obligations . . . . . . . . . . . . . . .	-	830,315	-	830,315
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	144,833		144,833
Non-Agency Mortgage-Backed Obligations . .	-	3,925,994	-	3,925,994
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	128,584	-	128,584
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	3,329,634	-	3,329,634
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,470,758	-	4,470,758
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	6,633,152	-	6,633,152
Affiliated Registered Investment Companies . .	11,698,282	-	-	11,698,282
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$177,098,092	$19,463,270	$-	$196,561,362

Other Financial Instruments**
Assets
Unrealized appreciation on futures contracts	$205,139	$-	$-	$205,139
Unrealized appreciation on swap contracts	-	2,663,029	-	2,663,029
Total Assets . . . . . . .	$205,139	$2,663,029	$-	$2,868,168

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2022.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the three months ended March 31, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the three months ended
March 31, 2022 and the value of such investments as of March 31, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value as of March 31, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$1,722,723	$20,650	$-	$-	$(183,158)	$1,560,215	$20,090	$-
Voya High Yield Bond Fund - Class P . .	1,610,581	20,797	-	-	(90,944)	1,540,434	20,683	-
Voya Investment Grade Credit Fund - Class P . .	2,083,715	711,892	-	-	(185,238)	2,610,369	12,732	-
Voya Securitized Credit Fund - Class P . .	6,763,832	57,714	(700,000)	(12,462)	(121,820)	5,987,264	55,980	-
	$12,180,851	$811,053	$(700,000)	$(12,462)	$(581,160)	$11,698,282	$109,485	$-